Restructuring Activities - Company's Severance and Other Restructuring Accrual Activities (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Reserve [Roll Forward]
Balance				$ 2,551	$ 459	$ 459	$ 1,887	$ 95
Restructuring charges		$ (39)	$ 8	2,473	21	6,921	15,162	21,230
Payments						(1,378)	(13,645)	(12,144)
Other, including foreign currency translation	[1]					(3,451)	(2,945)	(7,294)	[2]
Balance		$ 1,500		1,500		2,551	459	1,887
Employee Severance [Member]
Restructuring Reserve [Roll Forward]
Balance					250	250	1,164	95
Restructuring charges						151	10,496	9,366
Payments						(400)	(11,235)	(8,197)
Other, including foreign currency translation	[1]					(1)	(175)	(100)	[2]
Balance							250	1,164
Spinoff [Member]
Restructuring Reserve [Roll Forward]
Balance				$ 2,551	$ 209	209	723
Restructuring charges						6,770	4,666	11,864
Payments						(978)	(2,410)	(3,947)
Other, including foreign currency translation	[1]					(3,450)	(2,770)	(7,194)	[2]
Balance						$ 2,551	$ 209	$ 723

[1]	Other activity in exit reserves primarily represents the non-cash write-off of long-lived assets and inventory in connection with certain facility closures and exit of certain nonstrategic product lines.
[2]	Segment operating profit (loss) includes certain corporate expenses that are allocated to the segments such as information technology, supply chain, and shared services based on direct benefit where identifiable or other methods which the Company believes to be a reasonable reflection of the utilization of services provided.